ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable		¥ 28,447	¥ 27,219
Less: Allowance for doubtful accounts		(7,213)	(6,247)
Accounts receivable, net	$ 3,289	¥ 21,234	¥ 20,972